SCHEDULE OF PROVISIONS (Details) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Expected annual discount rate	4.86%	4.86%
Expected annual salary rate increase	3.75%	3.75%
Minimum wage increase rate	5.31%	5.31%
Life of mine	4 years
Post-employment medical defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Expected annual discount rate	5.94%	4.73%
Life of mine	4 years
Undiscounted amount of obligations	$ 1,866
Post-employment medical defined benefit plans [member] | Platosa Mine [Member]
IfrsStatementLineItems [Line Items]
Undiscounted amount of obligations	889
Post-employment medical defined benefit plans [member] | Miguel Auza [Member]
IfrsStatementLineItems [Line Items]
Undiscounted amount of obligations	$ 977